Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill.
Goodwill

15.  Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2013, 2014 and 2015 were as follows:

Amounts
RMB
Balance as of January 1, 2013	14,649
Additions	—

Balance as of December 31, 2013	14,649
Additions	2,607,821

Balance as of December 31, 2014	2,622,470
Additions	—
Impairment	(2,593,420)

Balance as of December 31, 2015	29,050

The Group recorded an impairment charge of nil, nil and RMB2, 593,420 for the years ended December 31, 2013, 2014 and 2015, respectively. Please refer to Note 7 for details.